Right-of-use assets and liability related to right-of-use of assets - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about borrowings [line items]
Right of use liability	$ 100,794,146	$ 5,967	$ 101,246,574
2025 [member]
Disclosure of detailed information about borrowings [line items]
Right of use liability	7,511,403
2026 [member]
Disclosure of detailed information about borrowings [line items]
Right of use liability	12,110,866
2027 [member]
Disclosure of detailed information about borrowings [line items]
Right of use liability	20,149,439
2028 [member]
Disclosure of detailed information about borrowings [line items]
Right of use liability	14,118,209
2029 [member]
Disclosure of detailed information about borrowings [line items]
Right of use liability	14,496,822
2030 and thereafter [member]
Disclosure of detailed information about borrowings [line items]
Right of use liability	$ 32,407,407